Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events	25. Subsequent Events In January 2017, the Board of Directors declared a dividend of $0.22 per share to shareholders of record on February 15, payable on March 1, 2017.